Long Term Debt - Aggregate Maturities of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 6,629	$ 6,071
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Long-term debt	0	0
1 to 3 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,829	1,672
3 to 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	0	920
Over 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 3,800	$ 3,479